Principal U.S. Small-MidCap Multi-Factor ETF
f/k/a Principal U.S. Small-MidCap Multi-Factor Core Index ETF

Ticker Symbol	Principal U.S. Listing Exchange
PSM	The Nasdaq Stock Market LLC
Principal Exchange-Traded Funds Summary Prospectus November 1, 2020 as amended November 6, 2020
On October 29, 2020, the Principal Exchange-Traded Funds Board approved a Plan of Liquidation and Termination (the “Plan”) for the Fund. The Fund will no longer accept creation orders, and the final day of trading on The Nasdaq Stock Market LLC will be, after the close of market on or about December 11, 2020. Pursuant to the Plan, the Fund will liquidate on or about December 16, 2020. During the period between the date that the Fund ceases trading and the liquidation date, it is anticipated that there will not be a market for the purchase or sale of the Fund’s shares. On the liquidation date, all outstanding shares will be redeemed at net asset value, proceeds will be sent to shareholders of record, and the Fund will discontinue its operations. To prepare for liquidation, the Fund may deviate from its stated investment objective and principal investment strategies.
On or about December 16, 2020, delete all references to Principal U.S. Small-MidCap Multi-Factor ETF from the Prospectus.
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders, and other information about the Fund online at www.PrincipalFunds.com/ETFProspectus. You can also get this information at no cost by calling 1-800-787-1621 or by sending an email request to prospectus@PrincipalETFs.com.
The Fund's prospectus and statement of additional information, both dated November 1, 2020, as may be amended or supplemented, are incorporated by reference into this summary prospectus.
Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Objective:    The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq US Small Mid Cap Select Leaders Core Index (the "Index").
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Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.20%
(1) The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal U.S. Small-MidCap Multi-Factor ETF	$20	$64	$113	$255
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from July 23, 2019, the date operations commenced, through June 30, 2020, the Fund's portfolio turnover rate was 71.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small- to medium-market capitalizations that compose the Index at the time of purchase. The Index uses a quantitative model designed to identify equity securities of companies in the Nasdaq US Small Cap Index and Nasdaq US Mid Cap Index (the "Parent Indexes") that exhibit potential for high degrees of value, quality growth and strong momentum, while adjusting for liquidity and volatility.
The Parent Indexes are composed of equity securities of issuers with small- to medium-market capitalizations. For this Fund, companies with small- to medium-market capitalizations are those within the market capitalization range of the companies comprising the Parent Indexes collectively, which as of June 30, 2020, was between approximately $42.0 million and $42.5 billion.
The Index includes securities that are in the top 90% of the Parent Indexes by three month average daily dollar trading volume, and the top 20% of the final rank in the current valuation (or top 50% if included in the Index in the prior period).
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Securities are ranked according to three factors:
•The Value Factor ranks securities based on the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. This factor is designed to identify securities with low prices relative to their fundamental value.
•The Quality Growth Factor ranks securities based on consistent sales growth, earnings quality and growth, and profitability, while taking price volatility into account.
•The Momentum Factor ranks securities by evaluating price momentum over multiple horizons to determine sustainability.
The portfolio is constructed using an industry-neutral approach (each industry maintains similar weight as the initial universe of stocks).
Securities are weighted by their liquidity-volatility score, in an effort to give greater weight to securities that are more liquid and less volatile.
The Index is rebalanced semi-annually. Additionally, throughout the year securities that become ineligible for the Index are removed and not replaced. The Fund will make corresponding changes to its portfolio shortly after Index changes are made public. As of June 30, 2020, the Index included 640 components, and the Parent Indexes collectively included 507 components. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the advisor believes will help the fund track the Index.
The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
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Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
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Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq US Small Mid Cap Select Leaders Core Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principaletfs.com.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeffrey A. Schwarte (since 2019), Portfolio Manager
•Aaron J. Siebel (since 2020), Portfolio Manager
Purchase and Sale of Fund Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only with authorized participants ("APs") who have entered into agreements with the Fund’s distributor and only in blocks of 50,000 Shares (each block of Shares is called a "Creation Unit"), or multiples thereof ("Creation Unit Aggregations"), in exchange for the deposit or delivery of a basket of securities that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Typically, the basket of assets will be made up of securities, but may include a cash component. (See "Purchase and Redemption of Creation Units" in the Statement of Additional Information for more information.)
Shares of the Fund are listed for trading on The Nasdaq Stock Market LLC. Individual Shares may only be bought and sold on a national securities exchange through a broker or dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares on the secondary market (the bid-ask spread).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
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